Grupo Santander - Purchase by SHUSA for shares of Santander Consumer USA (Details) $ / shares in Units, € in Millions, $ in Millions	Jan. 31, 2022 USD ($)	Jul. 01, 2021 $ / shares	Jan. 31, 2022 EUR (€)	Aug. 31, 2021 $ / shares	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value | €					€ 711
Group Santander Holdings USA | Santander Consumer USA Holdings, Inc.
Disclosure of detailed information about business combination [line items]
Expected consideration (in monetary units per share)				$ 41.50
Premium over closing price of common stock (in percentage)		14.00%
Trading closing price of common stock (in USD per share)		$ 36.43
Ownership interest (as a percent)	100.00%
Consideration transferred, acquisition-date fair value	$ 2,510		€ 2,239